As filed with the Securities and Exchange Commission on February 25, 2005


                                                 Securities Act File No. 2-10685
                                         Investment Company Act File No. 811-214
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
                         Pre-Effective Amendment No.                         / /

                      Post-Effective Amendment No. 25                        /X/

                                    and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/
                               Amendment No. 27                              /X/
                       (Check Appropriate Box or Boxes)
                                 -----------

                    SENTINEL PENNSYLVANIA TAX-FREE TRUST
              (Exact Name of Registrant as Specified in Charter)

          National Life Drive
          Montpelier, Vermont                                   05604
(Address of Principal Executive Offices)                      (Zip Code)

                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)
                                   -----------

      D. Russell Morgan, Esq.                             Copy to:
       c/o Sentinel Advisors Company                John A. MacKinnon, Esq.
          National Life Drive                    Sidley Austin Brown & Wood LLP
       Montpelier, Vermont 05604                      787 Seventh Avenue
(Name and Address of Agent for Service)            New York, New York 10019
                                 -----------

     It is proposed that this filing will become effective (check appropriate box)

     /  / immediately upon filing pursuant to paragraph (b)
     /  / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) /X/ on March 3, 2005 pursuant to paragraph (a)(1)
     /  / 75 days after filing pursuant to paragraph (a)(2)
     /  / on (date) pursuant to paragraph (a)(2) of Rule 485.

 If appropriate, check the following box:

     /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   -----------

 Title of Securities Being Registered: common shares of beneficial interest, par value $.01 per share.

--------------------------------------------------------------------------------

The prospectus, statement of additional information and Part C of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Sentinel Pennsylvania Tax-Free Trust (the "Fund") under the Securities Act of 1933, as amended, (the "Securities Act") and under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "Commission") on December 30, 2005 (the "Post-Effective Amendment"), are incorporated by reference herein. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment was originally to have gone effective on February 28, 2005, 60 days after filing pursuant to Rule 485(a)(1) under the Securities Act. It is proposed that the Post-Effective Amendment become effective on March 3, 2005 under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.





                                   SIGNATURES



         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 25th day of February, 2005.



                                  SENTINEL PENNSYLVANIA TAX-FREE TRUST
                                                 (Registrant)



                                  By: /S/ THOMAS H. MACLEAY
                                     -----------------------------------------
                                            Thomas H. MacLeay
                                           Chairman & Chief Executive Officer


         As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

 SIGNATURE                            TITLE                              DATE




 /S/ THOMAS H. MACLEAY                    Chairman            February  25, 2005
--------------------------------   (Chief Executive Officer)
 Thomas H. MacLeay


 JOHN D. FEERICK*                        Trustee
--------------------------------
 John D. Feerick


 RICHARD J. JOHANNESEN, JR.*             Trustee
--------------------------------
 Richard J. Johannesen, Jr.


 KENISTON P. MERRILL*                    Trustee
--------------------------------
 Keniston P. Merrill


 DEBORAH G. MILLER*                      Trustee
--------------------------------
 Deborah G. Miller


 JOHN RAISIAN*                           Trustee
--------------------------------
 John Raisian











SIGNATURE                              TITLE                              DATE




NANCY L. ROSE*                         Trustee
-------------------------------
Nancy L. Rose


                                       Trustee
-------------------------------
Richard H. Showalter, Jr.


SUSAN M. STERNE*                       Trustee
-------------------------------
Susan M. Sterne


ANGELA E. VALLOT*                      Trustee
---------------------------
Angela E. Vallot



/S/ JOHN M. GRAB, JR.               Vice President and Chief   February 25, 2005
-------------------------------   Financial Officer (Principal
John M. Grab, Jr.                  Financial and Accounting
                                        Officer)


*By  /S/ THOMAS H. MACLEAY                                    February  25, 2005
    ---------------------------
         Thomas H. MacLeay
         Attorney-in-Fact




















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